4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 5) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$) Number
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Fair value	R$ 27.1
Currency Non-Deliverable Forwards [Member] | Not Designated As Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	1st Qtr. 2019
Notional	R$ 127.0
Average rate | Number	4
Fair value	R$ (2.5)
Currency Non-Deliverable Forwards [Member] | Not Designated As Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	1st Qtr. 2019
Notional	R$ 396.0
Average rate | Number	5
Fair value	R$ (9.1)
Currency Non-Deliverable Forwards [Member] | Not Designated As Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	1st Qtr. 2019
Notional	R$ 49.0
Average rate | Number	5
Fair value	R$ (0.7)
Futures - B3 [Member] | Not Designated As Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	02.2019
Notional	R$ 594.8
Average rate | Number	4
Fair value	R$ (9.4)
Currency Swap [Member] | Not Designated As Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	04.2019
Notional	R$ 50.4
Average rate | Number	0
Fair value	R$ 4.4
Currency Swap [Member] | Not Designated As Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	11.2019
Notional	R$ 55.0
Average rate | Number	0
Fair value	R$ 4.9
Currency Non-Deliverable Forwards [Member] | Not Designated As Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	1st Qtr. 2019
Notional	R$ 100.0
Average rate | Number	1
Fair value	R$ 2.4
Collar [Member] | Not Designated As Cash Flow Hedge [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Maturity	1st Qtr. 2019
Notional	R$ 50.0
Average rate | Number	6
Fair value	R$ (0.8)